Nature of Business and Significant Accounting Policies (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended			0 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014 segment	Dec. 31, 2013	Dec. 31, 2012	Apr. 01, 2014 item
Nature of Business and Significant Accounting Policies
Number of operating segments									1
Nature of Business
Assets acquired in cash									$ 101,891
Numerator for earnings (loss) per common share calculation:
Net income (loss)	4,330	663	5,318	248	2,639	(3,985)	(2,426)	(525)	10,557	(4,297)	11,030
Denominator for earnings (loss) per common share calculation:
Weighted Average Number of Shares Outstanding, Basic									42,321,000	31,143,000	1,000
Effect of dilutive securities:
Stock options and restricted stock									301
Weighted-average common shares, diluted									42,622,000	31,143,000	1,000
EPS
Basic (in dollars per share)	$ 0.10	$ 0.02	$ 0.13	$ 0.01	$ 0.06	$ (0.09)	$ (0.06)	$ (525.00)	$ 0.25	$ (0.14)	$ 11,030.00
Diluted (in dollars per share)	$ 0.10	$ 0.02	$ 0.13	$ 0.01	$ 0.06	$ (0.09)	$ (0.06)	$ (525.00)	$ 0.25	$ (0.14)	$ 11,030.00
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									1,100,000	600,000	0
Cable Networks Acquisition
Nature of Business
Number of Spanish-language cable television networks whose assets are acquired												3
Assets acquired in cash												$ 101,900